Stock Option Plans	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Stock Option Plans	Stock Based CompensationThe 2020 Equity Incentive Plan (the “2020 Plan”) was approved by Transphorm Technology’s board of directors on February 10, 2020 and Transphorm Technology’s stockholders on February 12, 2020, and became effective on the business day immediately prior to the closing of the Merger. Our stockholders approved the 2020 Plan on February 11, 2020. We assumed the 2020 Plan in connection with the Merger. As of September 30, 2020, there were 1,902,922 shares available for grant and 816,180 restricted stock units outstanding under the 2020 Plan. The 2020 Plan provides for the grant of incentive stock options, within the meaning of Section 422 of the Internal Revenue Code of 1986, as amended (the “Code”), to our employees and our parent and subsidiary corporations’ employees, and for the grant of nonstatutory stock options, stock appreciation rights, restricted stock, restricted stock units (“RSUs”), performance units, and performance shares to our employees, directors, and consultants and our parent and subsidiary corporations’ employees and consultants.

Subject to the adjustment provisions of the 2020 Plan, and the automatic increase described in the 2020 Plan, the maximum aggregate number of shares of our common stock that may be issued under the 2020 Plan is 5,050,000 shares of our common stock, which includes (i) 2,588,077 shares initially reserved for issuance, plus (ii) any shares of our common stock subject to issued and outstanding awards under the 2007 Plan or 2015 Plan that were assumed in the Merger and that, on or after the closing of the Merger, expire or otherwise terminate without having been exercised or issued in full, are tendered to or withheld by us for payment of an exercise price or for tax withholding obligations, or are forfeited to or repurchased by us due to failure to vest, with the maximum number of shares to be added to the 2020 Plan pursuant to this clause (ii) equal to 2,461,923 shares. Subject to the adjustment provisions of the 2020 Plan, the number of shares of common stock available for issuance under the 2020 Plan will also include an annual increase on the first day of each fiscal year beginning with our 2022 fiscal year and ending on (and including) our 2030 fiscal year, in an amount equal to the least of: 5,000,000 shares of our common stock; five percent (5%) of the outstanding shares of our common stock on the last day of the immediately preceding fiscal year; or such number of shares of our common stock as the administrator of the 2020 Plan may determine.

Stock Options

The following table summarizes stock option activity and related information for the three months ended September 30, 2020 and 2019:

	Number of Options Outstanding	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term (in Years)	Aggregate Intrinsic Value (1) (in thousands)
Balance at July 1, 2020	2,454,687	$4.74	6.33	$—
Options exercised	(3,475)	$3.80
Options canceled	(123,789)	$5.91
Balance at September 30, 2020	2,327,423	$4.68	6.16	$167
Exercisable at September 30, 2020	2,211,723	$4.74	6.08	$111

Balance at July 1, 2019	2,342,440	$4.84	7.16	$—
Options granted	125,183	$3.14
Options canceled	(13,811)	$4.58
Balance at September 30, 2019	2,453,812	$4.69	7.06	$—
Exercisable at September 30, 2019	1,984,257	$4.95	6.85	$—

(1) Intrinsic value represents the excess of the fair value on the last trading day of the period, which was $4.00 as of September 30, 2020, over the exercise price, multiplied by the number of options.
The following table summarizes stock option activity and related information for the nine months ended September 30, 2020 and 2019:

	Number of Options Outstanding	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term (in Years)	Aggregate Intrinsic Value (1) (in thousands)
Balance at January 1, 2020	2,473,130	$4.67	6.84	$—
Options authorized	—	$—
Options exercised	(6,821)	$3.78
Options canceled	(138,886)	$5.72
Balance at September 30, 2020	2,327,423	$4.68	6.16	$167
Exercisable at September 30, 2020	2,211,723	$4.74	6.08	$111

Balance at January 1, 2019	2,377,180	$4.83	7.46	$—
Options granted	183,109	$3.14
Options canceled	(106,477)	$4.34
Balance at September 30, 2019	2,453,812	$4.69	7.06	$—
Exercisable at September 30, 2019	1,984,257	$4.95	6.85	$—

(1) Intrinsic value represents the excess of the fair value on the last trading day of the period, which was $4.00 as of September 30, 2020, over the exercise price, multiplied by the number of options.

Restricted Stock

Restricted Stock Awards

RSAs are grants of shares of our common stock that vest in accordance with terms and conditions established by the Company’s Board of Directors. Recipients of RSAs generally will have voting and dividend rights with respect to such shares upon grant without regard to vesting, unless the RSA agreement provides otherwise. Shares of restricted stock that do not vest are subject to forfeiture. In September 2020, we granted 123,501 RSAs outside of our 2020 Plan. Seventy percent of these RSAs was vested on the date of grant and the remainder is scheduled to vest 120 days following the grant date. The following table summarizes RSA activity and related information for the three and nine months ended September 30, 2020:

	September 30, 2020
	Three Months Ended		Nine Months Ended
	Number of Shares	Weighted-Average Grant Date Fair Value Per Share	Number of Shares	Weighted-Average Grant Date Fair Value Per Share
Balance at beginning of period	—	$—	—	$—
Granted	123,501	$4.00	123,501	$4.00
Vested	(86,450)	$4.00	(86,450)	$4.00
Balance at end of period	37,051	$4.00	37,051	$4.00

Restricted Stock Units

RSUs are grants of shares of our common stock that vest in accordance with terms and conditions established by the administrator of the 2020 Plan. Subject to the provisions of the 2020 Plan, the administrator determines the terms and conditions of RSUs, including the vesting criteria. We granted 816,180 RSUs during the third quarter of 2020, 4,000 of which were fully vested on the date of grant. The remainder of the RSUs are scheduled to vest as follows: one third will vest on each of January 1, 2022, January 1, 2023 and July 1, 2023, in each case subject to the RSU holders’ continued status as a service provider to the Company through each vesting date. The following table summarizes RSU activity and related information for the three and nine months ended September 30, 2020:

	September 30, 2020
	Three Months Ended		Nine Months Ended
	Number of Shares	Weighted-Average Grant Date Fair Value Per Share	Number of Shares	Weighted-Average Grant Date Fair Value Per Share
Balance at beginning of period	—	$—	—	$—
Granted	816,180	$4.00	816,180	$4.00
Vested	(4,000)	$4.00	(4,000)	$4.00
Balance at end of period	812,180	$4.00	812,180	$4.00

Stock-Based Compensation

The accompanying condensed consolidated statement of operations and comprehensive loss includes stock-based compensation expense as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
Cost of revenue	$17	$24	$43	$44
Research and development	62	60	148	146
Sales and marketing	11	8	23	24
General and administrative	494	67	606	221
Total	$584	$159	$820	$435

Unrecognized Stock-Based Compensation

Unrecognized stock-based compensation expense was as follows (in thousands):

	As of September 30, 2020		As of September 30, 2019
	Unrecognized Expense	Average Expected Recognition Period	Unrecognized Expense	Average Expected Recognition Period
Stock options	$113	0.87 years	$573	1.34 years
Restricted stock	$3,297	2.64 years	—	—
Total	$3,410	2.43 years	$573	1.34 years
Stock Option Plans
In 2007, the Board of Directors adopted the 2007 Stock Option Plan (the 2007 Plan). The 2007 Plan provides for the granting of incentive and non-statutory stock options to employees, officers, directors and consultants of the Company. Stock options are generally granted with terms of up to 10 years and with a strike price equal to or greater than the fair value on the date of grant, as determined by the Board of Directors. The 2007 Plan provides for standard vesting of stock options of 25% after 12 months and 1/36th of the remaining balance monthly. Effective June 2015, no additional grants were available under the 2007 Plan. As of December 31, 2019, 165,983 shares were issued and outstanding under the 2007 plan.

In June 2015, the Board of Directors adopted the 2015 Equity Incentive Plan (the 2015 Plan). The 2015 Plan provides for the granting of incentive and nonstatutory stock options to purchase the Company’s common stock, stock appreciation rights, restricted stock and restricted stock units to employees, directors and consultants of the Company. Under the terms of the 2015 Plan, stock options and stock appreciation rights may be granted with terms of up to 10 years at exercise prices of no less than 100% of the fair market value of the Company’s common stock on the grant date. As of December 31, 2019, 2,307,215 shares were issued and outstanding under the 2015 plan.
The following table summarizes stock option activity under the 2007 Plan and 2015 Plan and related information:

	Number of Shares Available for Grant	Number of Options Outstanding	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term (in Years)	Aggregate Intrinsic Value
Balance at January 1, 2018	1,589,381	2,435,837	$4.80	8.38	$—
Options granted	(46,005)	46,005	$4.34
Options canceled	104,662	(104,662)	$4.70
Balance at December 31, 2018	1,648,038	2,377,180	$4.79	7.46	$—
Options granted	(209,908)	209,908	$3.14
Options exercised	—	(1,392)	$3.86
Options canceled	112,498	(112,498)	$4.34
Balance at December 31, 2019	1,550,628	2,473,198	$4.67	6.84	$—
Exercisable at December 31, 2019		2,079,809	$4.95	6.65	$—

Stock-based compensation expense is determined based on the fair value of the Company’s common stock as determined by the Board of Directors and assumptions such as volatility, expected term, risk-free interest rates, and other factors. Changes in the deemed fair value of the common stock, the underlying assumptions in the calculations, the number of options granted or the terms of such options, the expected forfeiture rate, the treatment of tax benefits and other changes may result in significant differences in the amounts or timing of the compensation expense recognized. The assumptions and estimates are made as follows:

•Fair Value of Common Stock - The fair value of the shares of common stock underlying the stock options has been determined by the Board of Directors, utilizing valuation studies performed by third-party advisors. Because there has been no public market for the Company’s common stock, the Board of Directors has determined fair value of the common stock at the time of grant of the options by considering a number of objective and subjective factors, including valuations of comparable companies, sales of convertible preferred stock to unrelated third parties, operating and financial performance, the lack of liquidity of capital stock, and general and industry-specific economic outlook. The Company has not granted stock options with an exercise price that is less than the fair value of the underlying common stock as determined at the time of grant by the Board of Directors.

•Expected Volatility - The Company utilizes the historical volatility of representative public companies to determine its expected volatility, as there is no public trading of the Company’s common stock.

•Estimated Forfeitures - The Company adopted ASU 2016-09, Compensation-Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting and has elected to account for forfeitures as they occur and therefore, stock-based compensation expense for the year ended December 31, 2019 has been calculated based on actual forfeitures in the statements of operations, rather than our previous approach which was net of estimated forfeitures. The net cumulative effect of this change was not material.

•Expected Dividend Yield - The Company has not issued any common stock dividends; therefore, a dividend yield of zero was used.

•Risk-Free Interest Rate - The Company bases the risk-free interest rate used in the Black- Scholes-Merton option pricing model on the implied yield currently available on United States Treasury zero-coupon issues with an equivalent expected term.
•Expected Term - The expected term of stock options represents the period that the Company’s stock options are expected to be outstanding. The Company generally uses the simplified method to calculate the expected term for employee grants.

The assumptions used to value options granted to employees during the year ended December 31, 2019 and 2018, were as follows:

	Year Ended December 31,
	2019	2018
Weighted average expected life (in years)	5.46	5.84
Risk-free interest rate	1.34% - 1.94%	2.51% - 2.52%
Expected volatility	39.4% - 39.8%	38.1% - 38.2%
Weighted average grant date fair value	$1.04	$0.84
Dividend yield	—%	—%

As of December 31, 2019, there was $464 thousand of unrecognized stock-based compensation cost related to stock options granted to employees under the 2007 Plan and the 2015 Plan. The unrecognized compensation cost is expected to be recognized over an estimated weighted average amortization period of 1.2 years.

The accompanying consolidated statement of operations includes stock-based compensation expense as follows (in thousands):

	Year Ended December 31,
	2019	2018
Cost of revenue	$60	$41
Research and development	196	186
Sales and marketing	30	45
General and administrative	280	313
Total	$566	$585